Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		¥ 5,072	¥ 7,681	¥ 110,594
Income tax expense (benefit)		(354,825)	(397,349)	(486,546)
Equity in earnings (Losses) of affiliated companies		5,772	5,889	(50,792)
Net income		980,206	675,169	756,857
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income		13,589	4,655	(5,548)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gain (loss) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		17,997	(62)	426
Income tax expense (benefit)		(5,728)	93	(191)
Equity in earnings (Losses) of affiliated companies		249	(198)
Net income		12,518	(167)	235
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gain (loss) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		2,814	2,494	2,110
Income tax expense (benefit)		(904)	(872)	(718)
Equity in earnings (Losses) of affiliated companies		(47)	(34)	(92)
Net income		1,863	1,588	1,300
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		273	3,453	(7)
Income tax expense (benefit)				3,479
Equity in earnings (Losses) of affiliated companies				(9,482)
Net income		273	3,453	(6,010)
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(1,583)	(631)	(763)
Income tax expense (benefit)		518	412	(310)
Net income		¥ (1,065)	¥ (219)	¥ (1,073)

[1]	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.